Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.94%
Alabama–2.79%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGI)(a)(b)	5.00%	10/01/2033	$3,500	$3,557,555
Baldwin (County of), AL Industrial Development Authority; Series 2025, RB(a)(c)(d)	5.00%	06/01/2032	3,000	3,073,531
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.); Series 2025, RB(a)(c)(d)	4.63%	06/01/2032	4,500	4,548,308
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,419,749
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	1,640	1,640,904
Black Belt Energy Gas District; Series 2026 A, RB	5.00%	12/01/2034	15,000	15,855,341
Black Belt Energy Gas District (Gas); Series 2025 G, RB	5.00%	10/01/2035	10,000	10,575,606
Black Belt Energy Gas District (The); Series 2024 B, RB(d)	5.00%	09/01/2032	5,000	5,279,375
Southeast Energy Authority, A Cooperative District (No. 1); Series 2021 A, RB(d)	4.00%	10/01/2028	1,700	1,723,048
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	10,000	10,444,724
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	2,000	2,126,909
				61,245,050
Alaska–0.30%
Alaska (State of) Municipal Bond Bank Authority; Series 2015-3, Ref. RB	5.25%	10/01/2036	150	150,229
Alaska Housing Finance Corp. (General Mortgage); Series 2025, RB	6.00%	12/01/2054	4,610	5,021,931
Alaska Housing Finance Corp. (Veterans Mortgage); First Series 2025, RB (CEP - GNMA)	4.65%	12/01/2042	1,350	1,371,112
				6,543,272
Arizona–2.81%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,519	2,514,883
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.63%	07/01/2048	2,000	2,001,276
Series 2019, RB(c)	5.00%	07/01/2039	1,000	1,004,063
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(c)	5.00%	07/01/2037	630	631,741
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(c)	5.00%	06/01/2031	7,720	7,849,031
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(c)	5.75%	07/15/2038	1,810	1,812,093
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(d)	4.10%	06/15/2028	7,500	7,591,363
Series 2019, RB(a)(d)	4.00%	06/01/2029	2,250	2,285,723
Series 2022, RB(a)(d)	5.00%	09/01/2027	4,945	5,006,186
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,046,108
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,214,283
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(c)	4.00%	10/15/2047	10,000	8,731,165
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	330	333,423
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(c)	5.25%	07/01/2033	1,450	1,460,449
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	2,000	1,763,885
Navajo (Nation of); Series 2015 A-144A, Ref. RB(c)	5.50%	12/01/2030	725	725,819
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies);
Series 2016, Ref. RB	5.00%	07/01/2036	2,000	2,003,843
Series 2016, Ref. RB	5.00%	07/01/2046	1,500	1,499,912
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,137
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	25	25,009
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(c)	5.38%	06/15/2035	1,360	1,360,580
Series 2021, RB(c)	4.00%	06/15/2041	740	642,209
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.00%	07/01/2033	2,245	2,245,329
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy); Series 2026, RB(c)	5.50%	06/15/2036	$5,000	$4,909,590
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,020
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	1,755	1,757,550
				61,580,670
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,565,907
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,717
				3,096,624
California–5.28%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2028	315	323,830
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2029	300	308,321
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	325	333,886
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2031	310	318,234
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2032	310	318,001
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	05/01/2033	100	101,822
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2036	4,190	4,323,576
Series 2020, Ref. GO Bonds(d)(e)	4.00%	03/01/2030	195	205,323
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(d)	5.25%	04/01/2030	1,275	1,347,731
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(d)	5.25%	10/01/2031	4,250	4,514,120
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	5.00%	06/01/2032	385	406,399
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	1,870	1,872,872
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,797,952
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,213,473
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024 A, RB	3.85%	11/15/2027	1,850	1,850,580
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,100	10,105,859
California (State of) Health Facilities Financing Authority (Providence ST. Joseph Health); Series 2025, RB(d)	5.25%	10/01/2035	3,000	3,388,564
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,851	4,908,737
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(c)(d)	12.00%	11/02/2026	2,885	1,615,600
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	874,977
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,001,288
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(c)	5.00%	07/01/2027	1,470	1,470,878
Series 2012, RB(a)(c)	5.00%	07/01/2037	2,000	2,000,217
Series 2012, RB(a)(c)	5.00%	11/21/2045	5,000	5,000,553
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(c)	5.00%	11/21/2045	4,750	4,837,589
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(c)	5.00%	11/15/2036	1,660	1,681,305
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,003,560
California (State of) School Finance Authority (KIPP LA); Series 2017 A, RB(c)	5.00%	07/01/2037	350	353,334
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(c)	5.00%	11/01/2032	1,135	1,143,808
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$3,525	$3,528,289
Series 2016 A, RB(c)	5.00%	12/01/2046	9,175	9,175,419
Series 2018 A, RB(c)	5.25%	12/01/2038	1,000	1,027,045
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,836,074
Central Valley Energy Authority; Series 2026, RB	5.00%	08/01/2034	1,000	1,074,281
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(f)	0.00%	06/01/2028	55	52,438
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,004,224
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGI)(b)	4.00%	08/01/2039	3,400	3,400,898
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2025, Ref. RB(a)	5.25%	05/15/2040	5,000	5,608,335
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,681,650
M-S-R Energy Authority; Series 2009 C, RB	7.00%	11/01/2034	1,500	1,807,299
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	420	420,189
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2029	4,605	4,610,274
Series 2016, Ref. RB	5.00%	11/01/2031	545	545,377
Series 2016, Ref. RB	5.00%	11/01/2036	1,250	1,238,791
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,510,623
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,607
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	402,191
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(f)	0.00%	08/01/2043	1,360	604,453
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, Ref. RB(a)	5.00%	07/01/2042	475	479,632
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	3,000,608
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,847,944
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB(a)(d)(e)	5.00%	01/02/2029	1,000	1,056,405
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(b)	5.50%	08/01/2026	865	866,824
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,082,600
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2036	950	1,007,104
Series 2019, Ref. RB	5.00%	06/01/2048	60	59,255
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,800	3,846,055
				115,892,273
Colorado–1.71%
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGI)(b)	4.00%	12/01/2046	2,500	2,404,957
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	369,468
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(c)	5.00%	12/01/2040	1,325	1,332,915
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(c)	5.00%	12/01/2029	2,622	2,625,559
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	423	368,933
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	800	787,930
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A, Ref. RB	4.00%	08/01/2039	2,040	2,009,461
Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,734,438
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2045	3,000	3,084,463
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,110,845
Colorado Housing and Finance Authority (Social Bonds); Series 2025, Ref. RB (CEP - GNMA)	6.50%	05/01/2055	4,665	5,260,128
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2018 A-2, RB(f)	0.00%	08/01/2030	$800	$681,966
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	816,971
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,568,750
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	1,055,535
Grand River Hospital District; Series 2026, GO Bonds (INS - AGI)(b)	6.00%	12/01/2045	1,000	1,145,797
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	125,005
Park Creek Metropolitan District; Series 2025, Ref. RB (INS - AGI)(b)	5.00%	12/01/2041	705	754,214
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2039	355	380,994
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	4,000	2,596,394
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	754,659
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2031	135	137,816
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2032	160	163,321
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	230	244,574
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2032	185	196,149
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2033	255	269,618
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2034	285	300,568
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2035	100	105,123
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,021,931
				37,408,482
Connecticut–0.64%
Connecticut (State of); Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,383,209
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2030	285	291,722
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2031	540	551,609
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2033	600	610,419
Connecticut (State of) Health and Education Facilities Authority (Convenant Home, Inc.); Series 2018 B, RB	5.00%	12/01/2040	2,000	2,024,399
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,180,703
				14,042,061
Delaware–0.10%
Delaware (State of) Economic Development Authority (NRG Energy); Series 2020 B, Ref. RB(d)	4.00%	10/01/2035	2,100	2,117,243
District of Columbia–0.83%
District of Columbia;
Series 2015, Ref. RB	5.00%	07/15/2033	125	125,393
Series 2025, Ref. RB	5.25%	10/01/2036	2,800	3,138,758
Series 2025, Ref. RB	5.25%	10/01/2037	2,955	3,292,017
Series 2026 C, VRD GO Bonds(g)	1.72%	06/01/2051	810	810,000
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	1,735	1,735,149
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,300,089
Metropolitan Washington Airports Authority;
Series 2010 A, RB(f)	0.00%	10/01/2037	5,000	2,954,637
Series 2010 A, RB (INS - AGI)(b)(f)	0.00%	10/01/2037	40	23,879
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,910,402
				18,290,324
Florida–9.87%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,945	6,948,925
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,670,222
Babcock Ranch Community Independent Special District; Series 2024, RB(c)	5.00%	05/01/2044	875	892,882
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	835	855,430
Broward (County of), FL; Series 2015 A, RB(a)	4.10%	10/01/2037	5,000	5,000,091
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,304,806
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Canaveral Port Authority;
Series 2018 A, RB(a)	5.00%	06/01/2045	$7,525	$7,614,898
Series 2018 B, RB	5.00%	06/01/2048	4,000	4,043,217
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	14,000	13,652,671
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(c)	5.00%	06/15/2034	785	795,154
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(c)	5.00%	12/15/2035	1,085	1,080,947
Series 2020, RB(c)	5.00%	12/15/2040	4,860	4,821,504
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2032	2,645	2,481,187
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(c)	5.00%	10/15/2037	510	511,216
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(c)	6.25%	06/15/2040	2,695	2,785,581
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(c)	5.00%	10/01/2034	1,000	1,012,496
Series 2021, RB(a)(c)	4.00%	10/01/2041	2,000	1,881,731
Series 2025, RB(a)	5.13%	10/01/2035	350	358,574
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,685,886
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,308,276
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025, Ref. RB	5.00%	10/01/2035	1,000	1,114,912
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,123,537
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024-05/02/2025; Cost $10,177,031) (INS - AGI)(a)(b)(h)	5.00%	07/01/2044	10,000	9,864,712
Series 2024, Ref. RB (Acquired 09/23/2024; Cost $9,159,612) (INS - AGI)(a)(b)(h)	5.25%	07/01/2047	8,730	8,752,059
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(c)	4.00%	09/15/2030	425	416,131
Florida Development Finance Corp. (Tampa General Hospital);
Series 2026 A, RB	5.00%	08/01/2044	2,400	2,564,518
Series 2026 A, RB	5.00%	08/01/2045	1,600	1,693,971
Florida Development Finance Corp. (Waste Pro USA, Inc.); Series 2023, RB(a)(c)	4.50%	07/01/2032	4,500	4,509,824
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,975	2,142,967
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	2,755	2,758,943
Series 2024, RB(a)	5.25%	10/01/2042	5,000	5,462,115
Series 2025, RB(a)	5.25%	11/01/2035	2,000	2,115,140
Series 2025, RB(a)	5.50%	11/01/2036	3,000	3,215,611
Greater Orlando Aviation Authority (Jetblue Airways Corp.); Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,204
Greater Orlando Aviation Authority (United Airlines, Inc.); Series 2025, RB(a)	5.25%	11/01/2034	4,500	4,778,532
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,979,776)(h)(i)	5.25%	04/01/2028	1,985	24,806
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,485,868
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,550	1,581,451
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(c)	5.00%	07/15/2028	270	271,822
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,333,271
Series 2024, RB(a)	5.25%	10/01/2039	5,000	5,497,846
Series 2024, RB (INS - AGI)(a)(b)	5.25%	10/01/2043	1,375	1,490,884
Series 2024, RB(a)	5.25%	10/01/2044	4,065	4,343,048
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	815,841
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	10,000	10,078,807
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	9,740	9,875,445
Series 2021, RB (INS - AGI)(b)	4.00%	10/01/2042	5,120	5,136,576
Series 2022, RB	5.00%	07/01/2044	5,000	5,346,725
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2040	2,000	2,009,593
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2041	2,750	2,756,137
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	$925	$925,568
Series 2013 A, RB	5.00%	07/01/2033	600	600,725
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(c)	4.38%	05/15/2035	500	505,512
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2043	5,000	5,383,839
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	355	368,084
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	310,298
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	515,847
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,750	3,765,633
Series 2018, RB	5.00%	11/15/2045	6,000	6,041,789
Series 2020 B, RB	4.00%	11/15/2041	250	243,690
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.00%	11/01/2035	1,295	1,404,060
Series 2025, RB	5.00%	11/01/2036	1,000	1,076,038
Series 2025, RB	5.25%	11/01/2037	1,150	1,251,156
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	414,000
Series 2018 B, RB	5.00%	05/15/2033	2,085	2,103,534
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2040	1,000	1,115,538
Port Orange (City of), FL; Series 2025, Ref. RB	5.00%	10/01/2038	360	400,530
Tampa (City of), FL;
Series 2020 A, RB(f)	0.00%	09/01/2041	3,030	1,532,816
Series 2020 A, RB(f)	0.00%	09/01/2049	3,795	1,192,717
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(c)	4.85%	05/01/2038	970	1,006,024
				216,674,388
Georgia–1.15%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,525,053
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,791,000
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	595	595,924
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,502,628
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,806,338
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,897,253
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	492,963
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2041	480	468,120
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)	5.75%	06/15/2037	1,540	1,556,699
Main Street Natural Gas, Inc.;
Series 2022 B, RB(d)	5.00%	06/01/2029	5,000	5,207,571
Series 2023 B, RB(d)	5.00%	03/01/2030	5,000	5,281,370
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,844,614
Savannah Georgia Convention Center Authority; Series 2025, RB (INS - AGI)(b)	5.00%	06/01/2037	225	250,263
				25,219,796
Guam–0.22%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,168,423
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2035	310	343,829
Series 2025 A, RB	5.00%	07/01/2036	350	385,297
				4,897,549
Hawaii–0.34%
Hawaii (State of) Department of Budget & Finance; Series 2015, Ref. RB(c)	5.00%	01/01/2035	1,000	983,131
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Hawaii (State of) Harbor System; Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	$665	$670,933
Honolulu (City & County of), HI; Series 2023, RB(d)	5.00%	06/01/2026	5,750	5,750,000
				7,404,064
Idaho–0.15%
Idaho (State of) Housing & Finance Association; Series 2025 C, RB (CEP - GNMA)	6.25%	01/01/2056	2,140	2,407,813
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(c)	4.00%	05/01/2032	890	845,144
				3,252,957
Illinois–6.88%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,669,569
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,772,195
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,033,893
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,090,275
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,830	9,114,268
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,419,354
Series 2024 A, GO Bonds	5.00%	01/01/2044	2,650	2,602,211
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(c)	7.00%	01/15/2029	457	456,813
Chicago (City of), IL (O’Hare International Airport);
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,749,889
Series 2020 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2037	2,250	2,286,297
Series 2020 C, Ref. RB (INS - AGI)(b)	4.00%	01/01/2039	1,590	1,603,790
Series 2024 A, RB(a)	5.25%	01/01/2041	2,150	2,328,783
Series 2024 C, Ref. RB(a)	5.25%	01/01/2043	3,250	3,506,417
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,612,852
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,371,187
Series 2017, RB	5.75%	04/01/2035	1,000	1,012,267
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2030	1,000	1,040,455
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,278
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,246,572
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2036	2,500	2,527,687
Series 2025 B, Ref. GO Bonds	5.00%	12/01/2040	2,500	2,496,473
Chicago (City of), IL O’Hare International Airport; Series 2017 D, RB	5.25%	01/01/2042	2,000	2,018,615
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,560,019
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	135	136,296
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,048,149
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,156,034
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,250,487
Series 2016, GO Bonds	4.00%	06/01/2035	340	340,028
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,417,583
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,060,368
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,781,189
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,444,848
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,172,394
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,610,881
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	305,804
Series 2023 B, GO Bonds	5.25%	05/01/2039	4,000	4,304,372
Series 2024 B, GO Bonds	5.25%	05/01/2043	6,085	6,512,350
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,303,568
Series 2024, Ref. GO Bonds	5.00%	02/01/2037	2,250	2,466,180
Illinois (State of) (Rebuild Illinois Program);
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,470,310
Series 2019 B, GO Bonds	4.00%	11/01/2037	5,000	4,987,325
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	4.50%	08/01/2033	1,275	1,315,939
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,020	788,133
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2033	$10,000	$7,671,545
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2034	5,000	3,675,525
Illinois (State of) Toll Highway Authority; Series 2025 A, RB	5.00%	01/01/2044	5,000	5,447,001
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,018,963
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,710	1,729,480
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	4,050	4,053,931
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(d)(e)	5.00%	02/01/2028	40	41,608
Series 2018 A, Ref. GO Bonds(d)(e)	5.00%	02/01/2028	195	202,838
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	02/01/2031	660	685,492
				150,938,780
Indiana–1.35%
Indiana (State of) Finance Authority (Citizens Energy Group);
Series 2026 B, Ref. RB	5.00%	10/01/2044	1,500	1,611,699
Series 2026 B, Ref. RB	5.00%	10/01/2045	800	852,028
Series 2026 B, Ref. RB	5.00%	10/01/2046	845	891,556
Series 2026, Ref. RB	5.00%	10/01/2043	3,310	3,603,029
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	155	152,825
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.); Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	10,000	10,003,409
Indiana (State of) Finance Authority (U.S. Steel Corp.);
Series 2012, RB(a)	5.75%	08/01/2042	30	30,029
Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,002,216
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,997,244
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(c)	4.75%	11/01/2030	415	394,460
Series 2020 A, RB(c)	5.25%	11/01/2040	4,710	4,050,884
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	725	697,558
Series 2017, RB	5.88%	01/01/2037	2,900	2,833,593
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	450	441,977
				29,562,507
Iowa–1.02%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,546,528
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	4,990,507
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,050,369
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,496,436
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	124,629
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,467,070
PEFA Inc. (Gas); Series 2019, RB(d)(e)	5.00%	09/01/2026	5,635	5,666,313
				22,341,852
Kansas–0.61%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,226,074
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,349,390
Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,508,422
Merriam (City of), KS; Series 2025 A, GO Bonds	4.50%	08/01/2040	5,000	5,326,229
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	400	403,850
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,146,290
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,170,252
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,231,744
				13,362,251
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.49%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	$370	$392,085
Series 2019, Ref. RB	5.00%	02/01/2032	450	474,898
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,932,887
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,502,102
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,002,690
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,001,189
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,447,374
Series 2017 B, Ref. RB	5.00%	06/01/2040	2,000	2,001,771
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,099,885
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,261,923
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	5,480	5,498,791
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	104,182
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	104,087
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	103,947
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	103,796
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(d)	4.00%	02/01/2028	5,000	5,059,932
Series 2023 A-1, Ref. RB(d)	5.25%	02/01/2032	9,000	9,597,419
Series 2025 B, RB	5.00%	12/01/2033	13,490	13,877,419
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,500	1,443,060
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,616,214
				54,625,651
Louisiana–0.54%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Tangipahoa Parish Gomesa) (Green Bonds); Series 2018, RB(c)	5.38%	11/01/2038	1,000	1,023,451
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(i)	5.00%	07/01/2028	250	103,750
Series 2017, Ref. RB(i)	5.00%	07/01/2029	400	166,000
Series 2017, Ref. RB(i)	5.00%	07/01/2030	500	207,500
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,251,756
Series 2021 A, GO Bonds	5.00%	12/01/2046	2,215	2,242,937
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2036	220	226,736
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2037	145	149,135
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2038	100	102,642
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2030	350	366,450
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2032	200	207,954
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2033	135	140,075
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2034	100	103,600
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,969,818
Series 2010 2, RB(c)	6.35%	07/01/2040	500	541,964
Series 2011, RB(d)	3.70%	06/01/2030	2,100	2,124,217
				11,927,985
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.14%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.);
Series 2015, RB(a)(c)	5.00%	08/01/2035	$2,000	$2,105,013
Series 2024, Ref. RB(a)(c)(d)	4.63%	06/01/2035	1,000	1,034,626
				3,139,639
Maryland–0.50%
Baltimore (City of), MD; Series 2014 A, RB	5.00%	07/01/2044	500	500,056
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,286,177
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2046	1,000	1,002,177
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	1,546	1,573,910
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,024,113
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.13%	02/15/2034	1,000	999,974
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2036	450	443,255
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	785	763,805
Series 2020, RB	4.00%	09/01/2040	2,500	2,316,864
				10,910,331
Massachusetts–1.53%
Massachusetts (Commonwealth of);
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,001,270
Series 2025 F, GO Bonds	5.00%	08/01/2047	10,000	10,665,557
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(c)	5.00%	07/01/2041	2,050	1,958,010
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.00%	12/01/2039	2,000	2,223,945
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(c)	5.00%	10/01/2037	3,500	3,530,281
Series 2017, Ref. RB(c)	5.00%	10/01/2047	6,255	6,258,009
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,266,699
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,221,348
Series 2025, Ref. RB	5.50%	09/01/2040	250	279,539
Series 2025, Ref. RB	6.00%	09/01/2045	1,900	2,131,878
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,006,131
				33,542,667
Michigan–1.32%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	570	580,203
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,726,715
Michigan (State of) Building Authority (Facilities Program);
Series 2023 I-M, VRD RB(g)	1.67%	04/15/2058	16,000	16,000,000
Series 2024, VRD RB(g)	1.67%	04/15/2059	4,000	4,000,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	150	150,027
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/28/2042	1,000	1,066,448
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,270	1,366,951
Series 2024 D, RB	6.25%	06/01/2055	2,585	2,817,619
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2031	1,530	341,190
				29,049,153
Minnesota–0.30%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	235	232,528
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	200	195,013
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	198,800
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	$500	$504,279
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,612,695
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	2,610	2,815,194
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(h)(i)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/2029	820	820,554
				6,499,525
Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,949,347
Missouri–1.14%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,028,702
Series 2017, Ref. RB	5.00%	03/01/2029	100	101,515
Kansas (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,892,245
Kansas City (City of), MO Industrial Development Authority;
Series 2011, Ref. RB(d)(e)	5.50%	06/03/2026	950	950,139
Series 2011, Ref. RB	5.50%	09/01/2028	1,050	1,054,054
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,710,645
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,000,931
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,306,179
Series 2019 A, RB	5.00%	02/01/2029	875	893,176
Poplar Bluff (City of), MO; Series 2026, Ref. RB	4.50%	11/01/2035	2,350	2,353,910
St. Louis (City of), MO; Series 2017 C, RB (INS - AGI)(b)	5.00%	07/01/2047	7,500	7,552,338
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,215	1,216,130
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGI)(b)	5.00%	07/15/2030	1,000	1,001,494
				25,061,458
Nebraska–0.93%
Central Plains Energy Project (No. 5); Series 2022-1, RB(d)	5.00%	10/01/2029	5,000	5,233,500
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.00%	02/01/2047	7,000	7,309,029
Series 2023 A, RB	5.25%	02/01/2053	6,315	6,646,895
Omaha Public Power District Nebraska City Station Unit 2; Series 2026 A, Ref. RB	5.00%	02/01/2044	1,150	1,253,266
				20,442,690
Nevada–0.60%
Carson (City Of), NV (Carson Tahoe Regional Healthcare); Series 2017, Ref. RB	5.00%	09/01/2042	4,585	4,610,698
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	115	115,082
Series 2015, RB	5.00%	08/01/2029	1,050	1,050,851
Series 2015, RB	5.00%	08/01/2031	1,155	1,155,857
Series 2015, RB	5.00%	08/01/2032	285	285,204
Clark County School District; Series 2025 A, GO Bonds (INS - AGI)(b)	3.00%	06/15/2045	5,000	4,163,772
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.00%	12/01/2030	230	230,086
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,628,485
				13,240,035
New Hampshire–1.45%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	6,454	6,547,462
Series 2025-2A, RB	3.82%	11/20/2042	4,960	4,846,752
Series 2026 2, Class A-1, VRD RB(g)	4.42%	02/20/2043	5,000	5,058,367
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	3,230	2,617,415
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	$370	$298,245
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,899	1,886,200
New Hampshire (State of) Health and Education Facilities Authority; Series 2025, Ref. RB	5.00%	08/01/2045	2,500	2,644,881
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	4,595	4,976,747
Series 2025 A, RB (CEP - GNMA)	4.50%	07/01/2045	3,000	2,974,067
				31,850,136
New Jersey–4.50%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	150	152,158
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(b)	5.75%	11/01/2028	3,465	3,617,284
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	9,670	9,686,843
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(c)	6.20%	10/01/2044	200	200,128
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	9,420	9,434,160
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	1,004,962
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	1,001,169
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2027	1,065	1,067,361
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,003,026
Series 2013, RB(a)	5.13%	01/01/2034	1,675	1,682,090
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,746,410
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	5.00%	11/01/2044	3,000	3,109,838
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(b)	5.00%	07/01/2046	3,000	3,004,460
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,045	2,204,032
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(f)	0.00%	12/15/2028	255	236,408
Series 2009 A, RB(f)	0.00%	12/15/2039	5,000	2,957,583
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,283,079
Series 2018 A, Ref. RB	5.00%	12/15/2032	2,000	2,098,282
Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,016,036
Series 2021 A, Ref. RB	4.00%	06/15/2035	245	250,299
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,030,226
Series 2022, RB	5.25%	06/15/2046	3,100	3,282,885
Series 2023 AA, Ref. RB	5.00%	06/15/2039	1,955	2,132,549
Series 2025 AA, RB	5.00%	06/15/2041	3,000	3,313,841
Newark (City of), NJ; Series 2016, GO Bonds	4.50%	03/15/2036	2,800	2,805,218
South Jersey Port Corp.; Series 2017 B, RB(a)	5.00%	01/01/2037	1,145	1,164,363
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,594,672
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,146,580
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,176,170
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,730	2,733,587
Series 2018 B, Ref. RB	5.00%	06/01/2046	12,850	12,490,782
				98,626,481
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	605	615,949
Series 2019 A, RB	5.00%	05/15/2039	1,960	1,970,374
				2,586,323
New York–11.63%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,508,783
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(c)(h)(i)	5.00%	10/01/2038	284	3,834
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (261 Walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026 B, RB(c)	5.00%	06/01/2036	$2,500	$2,599,380
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.25%	12/31/2033	4,950	5,001,290
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.50%	12/31/2040	2,500	2,502,763
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(c)	5.00%	06/01/2032	375	382,191
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(c)	2.50%	06/15/2031	375	342,542
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2034	1,000	951,827
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(c)	5.00%	07/01/2035	1,325	1,471,567
Series 2025, RB(c)	5.00%	07/01/2037	1,285	1,409,246
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	816,430
Metropolitan Transportation Authority; Series 2024 A, Ref. RB	5.00%	11/15/2045	5,000	5,233,926
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	990	982,442
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	160,003
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	341,933
New York & New Jersey (States of) Port Authority; Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,684,615
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,003,591
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,988,141
Series 2021-3, VRD GO Bonds(g)	2.00%	04/01/2042	3,100	3,100,000
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	2,560	2,736,332
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2043	8,600	8,370,462
Series 2025 A, RB	5.00%	05/01/2043	5,000	5,447,290
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,735,579
Series 2022 A, Ref. RB	4.00%	03/15/2040	5,000	5,007,601
Series 2025 C, Ref. RB	5.00%	03/15/2044	6,000	6,507,304
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,973,149
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,291,771
Series 2024, RB	5.25%	11/01/2042	2,000	2,114,470
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,420,744
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(b)	5.00%	10/01/2039	2,285	2,485,708
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2043	1,600	1,733,669
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2044	1,225	1,316,794
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	4,889,953
New York (State of) Thruway Authority;
Series 2025 A, RB	5.00%	03/15/2046	10,190	10,875,336
Series 2025 A, RB	5.00%	03/15/2047	5,000	5,288,906
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,360	3,423,616
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2042	5,020	4,208,847
Series 2010 A, RB(c)	6.25%	06/01/2041	982	969,412
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	2,605	2,643,473
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,500,886
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,770	1,762,301
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	2,975,774
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,240	2,832,384
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	270,193
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	465,324
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	10,000	11,396,619
Series 2007, RB	5.50%	10/01/2037	9,330	10,912,987
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(b)	2.75%	11/15/2041	9,000	7,259,878
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	$400	$400,249
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,499,350
Series 2020, Ref. RB(a)	5.25%	08/01/2031	3,455	3,606,911
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,041,620
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,821,096
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,153,039
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,974,668
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,058,810
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,086,527
Series 2020, RB(a)	4.38%	10/01/2045	500	478,867
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,794,624
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2036	3,500	3,467,730
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2041	1,000	949,975
Series 2016 A, RB(a)	5.00%	07/01/2041	200	200,068
Series 2016 A, RB(a)	5.00%	07/01/2046	10,000	9,999,947
Series 2023, RB(a)	6.00%	04/01/2035	6,000	6,621,967
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(a)	5.00%	12/01/2029	2,900	3,057,492
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2032	500	502,571
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	630	564,190
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	2,400	2,472,029
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	740	662,689
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,571,285
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,031,666
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,013,899
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining);
Series 2025 A-1, RB(c)	6.20%	12/01/2042	1,250	1,267,707
Series 2025 A-2, RB(c)	6.00%	06/01/2028	5,300	5,331,628
Westchester Tobacco Asset Securitization Corp.; Series 2016 B, Ref. RB	5.00%	06/01/2041	195	196,631
				255,128,501
North Carolina–1.28%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(g)	2.05%	01/15/2048	5,335	5,335,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,216,577
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,341,685
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,406,737
Series 2015, RB(a)	5.00%	12/31/2037	905	905,689
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	3,750	4,037,355
North Carolina (State of) Medical Care Commission; Series 2025, RB	4.05%	01/01/2030	810	810,384
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,136,403
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	279,086
Series 2021, RB	4.00%	03/01/2030	285	290,192
Series 2021, RB	4.00%	03/01/2031	290	295,692
Series 2021, RB	4.00%	03/01/2036	900	902,679
Series 2021, RB	4.00%	03/01/2041	1,050	1,016,181
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,002,646
North Carolina (State of) Turnpike Authority; Series 2019, RB(f)	0.00%	01/01/2041	1,540	819,973
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(f)	0.00%	01/01/2044	5,000	2,210,920
				28,007,199
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.32%
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2025, RB	4.50%	07/01/2037	$6,755	$6,923,362
Ohio–2.19%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025, Ref. RB	5.00%	02/15/2043	240	258,623
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,349,741
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,205,362
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	2,315	2,350,168
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,789,633
Series 2017, Ref. RB	5.00%	02/15/2032	2,500	2,516,016
Series 2017, Ref. RB	5.00%	02/15/2042	2,415	2,402,493
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(b)	4.00%	12/01/2032	5,000	5,000,537
Hamilton (County of), OH (Life Enriching Communities); Series 2023, RB	5.25%	01/01/2038	775	818,088
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	495	495,365
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,240,907
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGI)(a)(b)	5.00%	12/31/2035	4,000	4,002,962
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014, RB(a)(d)	2.60%	10/01/2029	4,000	3,876,846
Series 2026, RB(a)	4.13%	01/01/2036	1,740	1,746,386
Ohio (State of) Housing Finance Agency; Series 2025, Ref. RB (CEP - GNMA)	6.50%	03/01/2056	4,990	5,676,527
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(c)	5.70%	08/01/2043	1,800	1,896,944
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,042
				47,976,640
Oklahoma–1.05%
Edmond Public Works Authority; Series 2017, RB	5.00%	07/01/2047	4,495	4,528,877
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,021,906
Oklahoma (State of) Municipal Power Authority; Series 2025 A, Ref. RB (INS - AGI)(b)	5.00%	01/01/2043	625	673,420
Tulsa (City of), OK Airports Improvement Trust;
Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,250,477
Series 2001 C, Ref. RB(a)	5.50%	12/01/2035	1,650	1,650,242
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.);
Series 2025, Ref. RB(a)	6.25%	12/01/2035	9,000	10,152,795
Series 2025, Ref. RB(a)	6.25%	12/01/2040	1,600	1,767,624
				23,045,341
Oregon–0.70%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	504,555
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	250,087
Morrow (Port of), OR; Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	5,000	5,000,733
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,311,006
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	5,000	4,879,156
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2039	6,100	3,511,181
				15,456,718
Pennsylvania–3.41%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,602,186
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, RB(c)	5.00%	05/01/2042	1,000	1,002,459
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,000,000)(h)	5.00%	12/01/2030	1,000	945,256
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,400,000)(h)	5.25%	12/01/2045	1,400	1,147,237
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,351
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,471
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	848,289
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2033	2,000	2,070,246
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	$1,000	$1,019,674
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,022,307
Series 2018, Ref. RB	5.00%	12/01/2033	750	760,371
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,102,888
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,714,973
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. RB	5.00%	08/15/2046	1,000	1,000,876
Pennsylvania (Commonwealth of);
First Series 2026, GO Bonds	5.00%	04/01/2043	5,000	5,515,179
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	310,790
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	388,075
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	439,085
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,771,517
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Eastern University);
Series 2026, RB	5.25%	10/01/2040	1,000	1,055,472
Series 2026, RB	5.00%	10/01/2045	1,125	1,128,036
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)); Series 2022, RB(a)	5.25%	06/30/2036	2,500	2,702,838
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC);
Series 2009, Ref. RB(d)	5.25%	06/01/2027	5,225	5,230,508
Series 2009, Ref. RB(d)	5.25%	06/01/2027	1,860	1,861,974
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,295,307
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,164,046
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Waste Management, Inc.); Series 2021, RB(a)(d)	4.60%	10/01/2026	375	375,541
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,200,092
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.38%	10/01/2046	2,000	2,097,329
Series 2025, RB	6.50%	10/01/2055	4,987	5,666,891
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(b)	5.00%	06/01/2031	120	121,307
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,490,430
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,738,290
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, RB	5.00%	12/01/2037	1,310	1,328,249
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,362,838
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	790,544
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	741,843
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,028,670
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,328,861
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,525,572
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,323,662
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025 A, RB	5.00%	03/01/2036	3,000	3,294,474
Philadelphia School District (The); Series 2018 A, GO Bonds	5.00%	09/01/2032	510	531,961
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	115	115,594
				74,857,559
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–3.70%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$445	$451,753
Series 2002, RB	5.63%	05/15/2043	4,655	4,720,216
Series 2005 A, RB(f)	0.00%	05/15/2050	52,200	10,891,138
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	8,152	5,949,586
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	658	668,991
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,748,202
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,387,828
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,321,851
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,172,032
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,209	2,183,200
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	13,294	12,670,487
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	2,001	1,774,529
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 04/27/2020; Cost $1,031,124) (INS - NATL)(b)(h)	5.00%	07/01/2033	1,040	1,040,323
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	7,000	6,350,251
Series 2018 A-1, RB(f)	0.00%	07/01/2031	650	547,099
Series 2018 A-1, RB(f)	0.00%	07/01/2033	5,000	3,893,870
Series 2018 A-1, RB(f)	0.00%	07/01/2046	17,298	6,314,050
				81,085,406
Rhode Island–1.42%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGI)(b)	5.88%	06/15/2026	110	110,117
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,375,000
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	901,481
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,081,088
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,507,289
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,651,640
Series 2015 B, Ref. RB	5.00%	06/01/2050	9,500	9,497,758
				31,124,373
South Carolina–1.12%
South Carolina (State of) Housing Finance & Development Authority;
Series 2023 B, RB	6.00%	01/01/2054	2,195	2,392,526
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	985	1,110,079
Series 2025 B, RB (CEP - GNMA)	6.50%	07/01/2055	9,850	11,165,955
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	942,483
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2032	1,500	1,643,068
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	535	534,991
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB(d)(e)	5.00%	06/01/2026	185	185,000
Series 2016 A, Ref. RB	5.00%	12/01/2038	375	375,266
Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,272,937
				24,622,305
South Dakota–0.20%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	15	15,027
South Dakota (State of) Housing Development Authority; Series 2025 A, Ref. RB (CEP - GNMA)	6.50%	11/01/2055	3,925	4,433,290
				4,448,317
Tennessee–0.60%
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(c)	4.25%	11/01/2030	1,500	1,491,812
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	4.50%	06/01/2028	$735	$741,327
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(f)	0.00%	04/01/2036	1,200	760,709
Series 2021, RB(f)	0.00%	04/01/2037	1,375	824,407
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	525	525,172
Tennergy Corp.; Series 2022 A, RB(d)	5.50%	12/01/2030	8,300	8,819,885
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	95	95,805
				13,259,117
Texas–10.25%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(c)	5.00%	06/15/2035	1,085	1,138,257
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	60	60,153
Series 2017 A, RB	5.00%	08/15/2038	115	115,147
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	635	635,504
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	1,007,186
Austin (City of), TX; Series 2025, Ref. GO Bonds	5.00%	09/01/2039	1,500	1,683,716
Austin Convention Enterprises, Inc.; Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,203,718
Board of Regents of the University of Texas System; Series 2026 A, Ref. RB	5.00%	08/15/2043	2,000	2,226,858
Brooks Development Authority;
Series 2025 B, Ref. RB(c)(d)	5.00%	08/15/2032	1,000	1,052,724
Series 2025 C, Ref. RB(c)(d)	5.00%	08/15/2028	1,000	1,023,256
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	1,180	1,181,332
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	535	541,251
Series 2022 A, RB	4.00%	08/15/2034	555	558,031
Series 2022 A, RB	4.00%	08/15/2035	410	410,563
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	750	706,968
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(a)	5.25%	11/01/2039	1,000	1,098,488
Dallas (City of), TX Independent School District; Series 2026 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	5,000	5,607,077
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(c)	5.00%	04/01/2028	525	525,120
Far North Fort Worth Municipal Utility District No. 1;
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2043	380	372,411
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2044	450	436,619
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,640,697
Harris (County of), TX Flood Control District (Green Bonds); Series 2022 A, GO Bonds	4.25%	10/01/2047	5,000	4,872,237
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	65	65,042
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2021 C, Ref. VRD RB(g)	2.10%	10/01/2041	13,135	13,135,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	655	648,997
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2039	2,000	2,181,902
Series 2025, GO Bonds	5.00%	03/01/2043	2,650	2,887,632
Series 2025, GO Bonds	5.00%	03/01/2044	3,390	3,673,077
Houston (City of), TX (United Airlines, Inc.);
Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	14,057,563
Series 2024 B, RB(a)	5.50%	07/15/2036	5,290	5,717,275
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,280,528
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2024 B, RB(a)	5.50%	07/15/2035	12,000	13,050,102
Series 2024 B, RB(a)	5.50%	07/15/2039	10,615	11,294,278
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	250,340
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
La Salle (County of), TX; Series 2018, Ref. GO Bonds(d)(e)	5.00%	03/01/2027	$4,110	$4,179,100
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2039	750	837,268
Series 2025, GO Bonds	5.00%	08/15/2040	600	666,942
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	11/01/2039	2,935	2,881,845
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2024, RB (INS - AGI)(b)	5.00%	05/15/2049	5,750	5,990,858
Mission Economic Development Corp. (Graphic Packaging International, LLC)(Green Bonds); Series 2025, RB(a)(d)	5.00%	06/01/2030	2,125	2,192,949
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	9,320	9,338,477
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	5.50%	10/01/2035	4,695	4,922,681
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,105	1,105,045
Series 2016, Ref. RB	5.00%	07/01/2036	2,760	2,761,228
Series 2016, Ref. RB	5.00%	07/01/2046	40	39,056
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(b)	5.00%	04/01/2046	140	139,997
New Hope Cultural Education Facilities Finance Corp. (Children Health System); Series 2025, RB	5.00%	08/15/2037	2,275	2,547,559
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(c)	4.00%	08/15/2028	540	538,778
Series 2021, Ref. RB(c)	4.00%	08/15/2030	1,405	1,393,619
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	85	84,935
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,156,634
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,262,423
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	945	946,095
Series 2014, RB	5.50%	01/01/2035	1,400	1,401,499
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGI)(b)	4.00%	01/01/2034	750	753,211
Port Arthur (Port of), TX Navigation District; Subseries 2010 D, VRD RB(g)	2.55%	11/01/2040	25,000	25,000,000
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(c)	2.13%	01/01/2028	575	539,979
Series 2021, RB(a)(c)	2.25%	01/01/2029	800	724,813
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,954,389
San Antonio (City of), TX;
Series 2015, RB(a)	5.00%	07/01/2045	5,000	5,001,256
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,501,403
Series 2022, RB	4.00%	02/01/2041	1,330	1,338,245
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2025, RB	5.25%	10/01/2038	4,705	5,037,352
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	5,630	5,531,879
Texas (State of); Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	1,865	1,864,575
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP - GNMA)	4.80%	07/01/2043	2,550	2,623,053
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	1,007,473
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,399,174
Series 2019, RB(f)	0.00%	08/01/2036	1,500	971,892
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2042	5,000	4,912,821
Texas (State of) Water Development Board (Master Trust); Series 2024 A, RB	4.13%	10/15/2047	10,000	9,729,119
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,585	1,613,002
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,453,251
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,280,868
				224,963,792
Utah–1.31%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	3.50%	03/01/2036	2,000	1,843,519
Downtown Daybreak Public Infrastructure District No. 1; Series 2026, RB(c)	5.00%	03/01/2041	1,000	1,016,545
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Mida Mountain Village Public Infrastructure District;
Series 2025-1, RB(c)	5.25%	06/01/2045	$1,000	$1,023,783
Series 2025-2, RB(c)(k)	5.00%	06/01/2035	475	383,864
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	501,109
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	966,066
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	5,226,447
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,617,296
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,032,860
Utah Housing Corp.;
Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	4,535	4,978,704
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	1,875	2,075,335
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	6,022,919
				28,688,447
Vermont–0.03%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	700	700,705
Virgin Islands–0.08%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2035	1,600	1,791,390
Virginia–0.99%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,007,866
Lynchburg Economic Development Authority; Series 2026, RB	5.25%	01/01/2044	1,000	1,088,951
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	750	759,457
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	730	730,429
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,464,136
Series 2022, Ref. RB(a)	5.00%	07/01/2036	4,000	4,203,912
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,494,655
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,842,297
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	153,677
Series 2018, Ref. RB	5.00%	09/01/2030	455	465,110
Series 2023, RB	6.25%	09/01/2030	4,000	4,015,650
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB(a)	5.00%	12/31/2047	2,585	2,585,427
				21,811,567
Washington–1.95%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.00%	01/01/2032	70	70,928
Series 2018 B, RB(c)	5.00%	01/01/2032	100	101,326
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	5	5,002
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	1,465	1,465,545
Series 2017 C, RB(a)	5.25%	05/01/2042	2,000	2,021,105
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,219,122
Tacoma (City of), WA; Series 2013 A, Ref. RB	4.00%	01/01/2042	5,470	5,416,551
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	60,014
Washington (State of) (Bid Group 3); Series 2022 C, GO Bonds	5.00%	02/01/2046	5,000	5,232,772
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,410,820
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	500,299
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,195,257
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	$120	$120,537
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,076
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,530,992
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,380,008
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2040	1,000	1,064,139
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2045	2,750	2,837,190
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2031	1,350	1,350,319
Series 2016 A, Ref. RB(c)	5.00%	07/01/2036	1,450	1,442,773
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	4.88%	01/01/2036	4,000	4,022,081
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(c)	5.00%	07/01/2038	830	701,290
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(c)	5.00%	01/01/2034	745	763,617
Series 2019 A, RB(c)	5.00%	01/01/2039	2,895	2,933,281
Series 2019, RB(c)	5.00%	01/01/2044	2,780	2,782,487
				42,727,531
West Virginia–0.24%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (Acquired 09/28/2017-07/10/2024; Cost $5,000,108)(c)(h)	5.50%	06/01/2037	5,000	5,054,078
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(a)(c)(i)	8.75%	02/01/2036	640	153,600
				5,207,678
Wisconsin–2.59%
Washington (City of), WI; Series 2025, GO Bonds (INS - BAM)(b)	5.00%	03/01/2037	1,365	1,521,283
Wisconsin (State of); Series 2026 A, GO Bonds	5.00%	05/01/2038	4,500	5,138,136
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB (Acquired 08/30/2017-11/16/2020; Cost $5,109,788)(h)	5.00%	08/01/2032	5,100	3,652,630
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,003,450
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB(d)(e)	5.00%	06/01/2026	1,560	1,591,200
Series 2017, Ref. RB(d)(e)	5.00%	06/01/2026	1,720	1,754,400
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group); Series 2026, Ref. RB	5.00%	12/01/2041	1,115	1,207,240
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,500,940
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	1,000,268
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,531,443
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(c)	3.75%	06/01/2030	275	263,063
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	603,128
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	4.63%	06/01/2036	160	158,109
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(b)	5.00%	07/01/2034	800	826,806
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	3,099	3,102,932
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	3,357	2,435,250
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,067,384
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,945	1,972,053
Wisconsin (State of) Public Finance Authority (Cornerstone Chrt Academy); Series 2016, RB(c)	5.13%	02/01/2046	5,195	4,967,871
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,684	1,669,279
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	4.38%	06/15/2029	1,650	1,649,710
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)(i)	6.25%	01/01/2038	$3,250	$1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(c)	5.00%	06/01/2041	2,000	2,043,265
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,066,907
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(a)(c)(d)	6.00%	01/01/2031	1,500	1,525,280
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(c)	5.00%	10/01/2043	500	500,975
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,655	3,715,156
				56,930,658
Total Municipal Obligations (Cost $2,116,242,239)				2,127,078,170
			Shares
Exchange-Traded Funds–1.35%
Invesco Intermediate Municipal ETF(l)			540,019	27,964,884
Invesco Rochester High Yield Municipal ETF(l)			32,505	1,657,150
Total Exchange-Traded Funds (Cost $29,446,902)				29,622,034

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(m)			24,000	42,000
TOTAL INVESTMENTS IN SECURITIES(n)–98.29% (Cost $2,145,689,141)				2,156,742,204
OTHER ASSETS LESS LIABILITIES–1.71%				37,600,761
NET ASSETS–100.00%				$2,194,342,965
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $221,022,953, which represented 10.07% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(h)	Restricted security. The aggregate value of these securities at May 31, 2026 was $30,605,397, which represented 1.39% of the Fund’s Net Assets.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,242,452, which represented less than 1% of the Fund’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$28,375,299	$-	$-	$(410,415)	$-	$27,964,884	$249,315
Invesco Rochester High Yield Municipal ETF	1,673,032	-	-	(15,882)	-	1,657,150	21,210
Total	$30,048,331	$-	$-	$(426,297)	$-	$29,622,034	$270,525

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.25%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,127,078,170	$—	$2,127,078,170
Exchange-Traded Funds	29,622,034	—	—	29,622,034
Common Stocks & Other Equity Interests	—	—	42,000	42,000
Total Investments in Securities	29,622,034	2,127,078,170	42,000	2,156,742,204
Other Investments - Assets
Investments Matured	—	13,336	—	13,336
Total Investments	$29,622,034	$2,127,091,506	$42,000	$2,156,755,540
Invesco Intermediate Term Municipal Income Fund